Operating Revenue - Schedule of Liabilities Arising from Contracts with Customers (Details) - VEON Holdings B.V. [Member] - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Liabilities Arising from Contracts with Customers [Line Items]
Deferred revenue	$ 30	$ 23
Advances received from customers	7	7
Total liabilities arising from contracts with customers	$ 37	$ 30